Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Balance Sheet Components

4.    Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Computer equipment	$6,280	$6,078
Capitalized product development costs	4,029	3,230
Furniture and fixtures	1,062	974
Leasehold improvements	2,562	2,314
Software	11	11
Assets not yet in service	1,806	614

Total property and equipment, gross	15,750	13,221
Less: accumulated depreciation and amortization	(7,456)	(6,152)

Total property and equipment, net	$8,294	$7,069

As of March 31, 2013 and December 31, 2012, property and equipment under capital lease, included within the computer equipment balance above, amounted to $865,000 for each year presented, with accumulated depreciation of $557,000 and $492,000, respectively. Depreciation and amortization expense related to the property under capital lease for the three months ended March 31, 2013 and 2012 was $65,000 and $58,000, respectively.

The Company capitalized costs associated with product development of $1.6 million and $315,000 during the three months ended March 31, 2013 and 2012, respectively. Amortization expense for product development costs included in the technology and development expenses was $199,000 and $274,000, respectively, during the three months ended March 31, 2013 and 2012.

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Legal and professional fees	$1,741	$767
Marketing expenses	398	304
Interest	102	102
Sales taxes	531	446
Payroll taxes	149	234
Other	1,390	1,063

Total accrued liabilities	$4,311	$2,916

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Bonus	$457	$349
Payroll and related expenses	1,819	1,978
Commissions	1,280	1,282
Vacation	1,022	891

Total accrued compensation and benefits	$4,578	$4,500

4.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2012	2011
Computer equipment	$6,078	$4,459
Capitalized product development costs	3,230	2,998
Furniture and fixtures	974	630
Leasehold improvements	2,314	2,041
Software	11	—
Equipment not yet in service	614	—

Total property and equipment, gross	13,221	10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)

Total property and equipment, net	$7,069	$5,548

As of December 31, 2012 and 2011, property and equipment under capital lease, included within the computer equipment balance above, amounted to $865,000 and $729,000, respectively, with accumulated depreciation of $492,000 and $215,000, respectively. Depreciation and amortization expense during the years ended December 31, 2012, 2011, and 2010 was $3.6 million, $2.5 million and $963,000, respectively.

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2011
Legal and professional fees	$767	$326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694

Total accrued liabilities	$2,916	$1,505

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,
	2012	2011
Bonus	$349	$968
Payroll and related expenses	1,978	—
Commissions	1,282	223
Vacation	891	851

Total accrued compensation and benefits	$4,500	$2,042